Employee Cost - Summary of Employee Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Classes of employee benefits expense [abstract]
Salaries, wages and welfare expenses	$ 3,689.3	₨ 279,624.2	₨ 253,440.4	₨ 281,172.4
Contribution to provident fund and other funds	376.8	28,558.9	27,643.3	27,200.4
Total	$ 4,066.1	₨ 308,183.1	₨ 281,083.7	₨ 308,372.8